RIGHT-OF-USE ASSETS (Details Narrative)	Aug. 31, 2025	Feb. 28, 2025
RightOfUseAssetsLineItems [Line Items]
Weighted average incremental borrowing rate	2.84%	2.85%
Minimum [Member]
RightOfUseAssetsLineItems [Line Items]
Weighted average remaining life	2 years	3 years
Maximum [Member]
RightOfUseAssetsLineItems [Line Items]
Weighted average remaining life	3 years	4 years